Note 9 - Incentive Plans - Stock Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Outstanding balance (in shares)	0	9,705,495
Awards granted (in shares)	9,705,495
Awards granted, weighted average exercise price (in dollars per share)	$ 10.00
Outstanding, remaining term (Year)	9 years 8 months 12 days	9 years 2 months 12 days
Outstanding, intrinsic value	$ 57,942	$ 0
Exercised (in shares)	0	(154,268)
Exercised, weighted average exercise price (in dollars per share)		$ 10.00
Outstanding balance (in shares)	9,705,495	9,551,227
Outstanding, weighted average exercise price (in dollars per share)	$ 10.00	$ 10.00
Vested (in shares)	7,204,163	7,049,895
Vested, weighted average exercise price (in dollars per share)	$ 10.00	$ 10.00
Vested, remaining term (Year)	9 years 8 months 12 days	9 years 2 months 12 days
Vested, intrinsic value	$ 43,009	$ 2,232
Exercisable (in shares)	7,204,163	7,049,895
Exercisable, weighted average exercise price (in dollars per share)	$ 10.00	$ 10.00
Exercisable, remaining term (Year)	9 years 8 months 12 days	9 years 2 months 12 days
Exercisable, intrinsic value	$ 43,009	$ 2,232